Shareholder Report	6 Months Ended
Jun. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MASSACHUSETTS INVESTORS TRUST
Entity Central Index Key	0000063091
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2026
C000113374 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R6
Trading Symbol	MITJX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R6	$19	0.37%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.37%
Net Assets	$ 6,822,582,354
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	6,822,582,354	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	36.5%
Financials	13.8%
Industrials	11.5%
Communication Services	9.5%
Health Care	8.6%
Consumer Discretionary	7.6%
Consumer Staples	4.2%
Utilities	3.3%
Energy	2.4%
Materials	1.7%
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%

C000002038 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R4
Trading Symbol	MITDX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R4	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 6,822,582,354
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	6,822,582,354	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	36.5%
Financials	13.8%
Industrials	11.5%
Communication Services	9.5%
Health Care	8.6%
Consumer Discretionary	7.6%
Consumer Staples	4.2%
Utilities	3.3%
Energy	2.4%
Materials	1.7%
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%

C000002049 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R3
Trading Symbol	MITHX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R3	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 6,822,582,354
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	6,822,582,354	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	36.5%
Financials	13.8%
Industrials	11.5%
Communication Services	9.5%
Health Care	8.6%
Consumer Discretionary	7.6%
Consumer Staples	4.2%
Utilities	3.3%
Energy	2.4%
Materials	1.7%
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%

C000002048 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R2
Trading Symbol	MIRTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R2	$49	0.95%

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.95%
Net Assets	$ 6,822,582,354
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	6,822,582,354	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	36.5%
Financials	13.8%
Industrials	11.5%
Communication Services	9.5%
Health Care	8.6%
Consumer Discretionary	7.6%
Consumer Staples	4.2%
Utilities	3.3%
Energy	2.4%
Materials	1.7%
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%

C000002046 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class R1
Trading Symbol	MITGX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
R1	$74	1.45%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%
Net Assets	$ 6,822,582,354
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	6,822,582,354	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	36.5%
Financials	13.8%
Industrials	11.5%
Communication Services	9.5%
Health Care	8.6%
Consumer Discretionary	7.6%
Consumer Staples	4.2%
Utilities	3.3%
Energy	2.4%
Materials	1.7%
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%

C000002044 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class I
Trading Symbol	MITIX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
I	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
Net Assets	$ 6,822,582,354
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	6,822,582,354	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	36.5%
Financials	13.8%
Industrials	11.5%
Communication Services	9.5%
Health Care	8.6%
Consumer Discretionary	7.6%
Consumer Staples	4.2%
Utilities	3.3%
Energy	2.4%
Materials	1.7%
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%

C000002043 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class C
Trading Symbol	MITCX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
C	$74	1.45%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%
Net Assets	$ 6,822,582,354
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	6,822,582,354	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	36.5%
Financials	13.8%
Industrials	11.5%
Communication Services	9.5%
Health Care	8.6%
Consumer Discretionary	7.6%
Consumer Staples	4.2%
Utilities	3.3%
Energy	2.4%
Materials	1.7%
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%

C000002042 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class B
Trading Symbol	MITBX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
B	$74	1.45%

Expenses Paid, Amount	$ 74
Expense Ratio, Percent	1.45%
Net Assets	$ 6,822,582,354
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	6,822,582,354	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	36.5%
Financials	13.8%
Industrials	11.5%
Communication Services	9.5%
Health Care	8.6%
Consumer Discretionary	7.6%
Consumer Staples	4.2%
Utilities	3.3%
Energy	2.4%
Materials	1.7%
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%

C000002037 [Member]
Shareholder Report [Line Items]
Fund Name	Massachusetts Investors Trust
Class Name	Class A
Trading Symbol	MITTX
Annual or Semi-Annual Statement [Text Block]	This semiannual shareholder report contains important information about Massachusetts Investors Trust for the period of January 1, 2026 to June 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information about the fund at funds.mfs.com. You can also request this information by contacting us at 1‑800‑225‑2606 or by sending an e-mail request to orderliterature@mfs.com.
Additional Information Phone Number	1‑800‑225‑2606
Additional Information Email	orderliterature@mfs.com
Additional Information Website	funds.mfs.com
Expenses [Text Block]
FUND EXPENSES
What were the fund costs for the last six months?
(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment (annualized)
A	$36	0.70%

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.70%
Net Assets	$ 6,822,582,354
Holdings Count | Holding	69
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
FUND STATISTICS AS OF 6/30/26
Net Assets ($):	6,822,582,354	Portfolio Turnover Rate (%):	18
Total Number of Holdings:	69
Where the fund holds derivatives, they are not included in the total number of portfolio holdings.

Holdings [Text Block]
PORTFOLIO COMPOSITION (BASED ON TOTAL INVESTMENTS AS OF 6/30/26)
Portfolio structure
Equities	99.1%
Money Market Funds	0.9%
Equity sectors
Information Technology	36.5%
Financials	13.8%
Industrials	11.5%
Communication Services	9.5%
Health Care	8.6%
Consumer Discretionary	7.6%
Consumer Staples	4.2%
Utilities	3.3%
Energy	2.4%
Materials	1.7%
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%
MFS uses the Global Industry Classification Standard (GICS®) for sector/industry reporting. MFS has applied its own internal sector/industry classification methodology for equity securities and non-equity securities that are unclassified by GICS.

Largest Holdings [Text Block]
Top ten holdings
NVIDIA Corp.	7.8%
Apple, Inc.	6.3%
Alphabet, Inc., "A"	6.2%
Microsoft Corp.	4.7%
Amazon.com, Inc.	4.7%
Broadcom, Inc.	3.6%
JPMorgan Chase & Co.	2.7%
Meta Platforms, Inc., "A"	2.4%
KLA Corp.	2.1%
Seagate Technology Holdings PLC	2.0%